Debt - Summary of indebtedness (Details) $ in Thousands	Jun. 30, 2025 USD ($) engine aircraft aircraftAndHelicopter	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Commitment	$ 57,615,056
Undrawn amounts	11,258,746
Debt issuance costs, debt discounts and debt premium	(242,936)	$ (242,984)
Debt	$ 46,113,492	45,294,511
Number of aircraft pledged as collateral | aircraft	273
Unsecured
Debt Instrument [Line Items]
Commitment	$ 45,325,500
Undrawn amounts	9,570,000
Amount outstanding	35,755,500	34,750,000
Secured
Debt Instrument [Line Items]
Commitment	10,039,556
Undrawn amounts	1,688,746
Amount outstanding	8,350,928	8,537,495
Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	2,250,000	2,250,000
Floating rate debt
Debt Instrument [Line Items]
Debt	11,400,000
AerCap Trust & AICDC Notes | Unsecured
Debt Instrument [Line Items]
Commitment	30,650,000
Undrawn amounts	0
Amount outstanding	$ 30,650,000	29,950,000
Weighted average interest rate	4.01%
Revolving credit facilities | Unsecured
Debt Instrument [Line Items]
Commitment	$ 9,450,000
Undrawn amounts	9,425,000
Amount outstanding	$ 25,000	25,000
Weighted average interest rate	5.83%
Other unsecured debt | Unsecured
Debt Instrument [Line Items]
Commitment	$ 5,225,500
Undrawn amounts	145,000
Amount outstanding	$ 5,080,500	4,775,000
Weighted average interest rate	5.50%
Export credit facilities | Secured
Debt Instrument [Line Items]
Commitment	$ 909,151
Undrawn amounts	0
Amount outstanding	$ 909,151	974,269
Weighted average interest rate	3.02%
Additional commitment	$ 1,100,000
Number of aircraft pledged as collateral | aircraftAndHelicopter	37
Institutional secured term loans & secured portfolio loans | Secured
Debt Instrument [Line Items]
Commitment	$ 6,293,813
Undrawn amounts	101,451
Amount outstanding	$ 6,192,362	6,238,520
Weighted average interest rate	5.33%
Number of aircraft pledged as collateral | aircraft	200
Number of engines pledged as collateral | engine	13
AerFunding Revolving Credit Facility | Secured
Debt Instrument [Line Items]
Commitment	$ 2,250,000
Undrawn amounts	1,282,235
Amount outstanding	$ 967,765	1,010,699
Weighted average interest rate	6.01%
Number of aircraft pledged as collateral | aircraft	26
Other secured debt | Secured
Debt Instrument [Line Items]
Commitment	$ 586,592
Undrawn amounts	305,060
Amount outstanding	$ 281,532	313,651
Weighted average interest rate	5.61%
Number of aircraft pledged as collateral | aircraft	10
Number of engines pledged as collateral | engine	74
Fair value adjustment | Secured
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	118	356
Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	$ 2,250,000
Weighted average interest rate	6.66%